STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended						191 Months Ended	194 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended											1 Months Ended		3 Months Ended				12 Months Ended			191 Months Ended	194 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended		191 Months Ended	194 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012 2006 Stock Option Plan [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Research and development [Member]	Dec. 31, 2011 Research and development [Member]	Dec. 31, 2012 General and administrative [Member]	Dec. 31, 2011 General and administrative [Member]	May 15, 2013 Additional Commitment Fee [Member]	Mar. 31, 2013 Additional Commitment Fee [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2010 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member] Maximum [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member] Minimum [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member] Common Stock [Member] Maximum [Member]	May 15, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Additional Commitment Fee [Member]	Mar. 31, 2013 Subsequent Event [Member] Lincoln Park Capital Fund, LLC [Member]	Mar. 31, 2013 10% Series A Preferred Stock [Member]	Mar. 31, 2012 10% Series A Preferred Stock [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member]	Dec. 31, 2011 10% Series A Preferred Stock [Member]	Dec. 31, 2007 10% Series A Preferred Stock [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member]	Mar. 31, 2013 10% Series A Preferred Stock [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member] Event of Default [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member] Common Stock [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member] Warrant [Member]	Mar. 31, 2013 10% Series A Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Mar. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Event of Default [Member]	Mar. 31, 2013 Series B Preferred Stock [Member] Subsequent Event [Member]
Stockholders Equity [Line Items]
Preferred Stock, shares authorized			100,000,000						100,000,000																													12,000,000		12,000,000	12,000,000		12,000,000	12,000,000					200,000		200,000	200,000	200,000	200,000
Preferred stock dividend	$ 586,417	$ 663,917	$ 2,511,412	$ 3,087,044					$ 10,922,035	$ 11,508,452
Preferred stock, additional shares available for issuance			87,800,000
Convertible preferred stock, conversion price																																								$ 1.25											$ 0.035
Preferred stock, par value			$ 1.00						$ 1.00																													$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001							$ 100.00		$ 100.00
Preferred stock, dividend rate																																								10.00%					20.00%						10.00%				20.00%
Preferred stock dividends	0
Preferred stock, shares reserved for future issuance			15,600,000						15,600,000
Threshold amount of judgement loss that triggers default status																																													100,000										100,000
Preferred stock, conversion, percent of stated value																																								120.00%
Damages, as a percentage of purchase price																																								2.00%											2.00%
Settlement payment																																										361,495
Issuance of shares of stock as a dividend																																								150,008	266,161										6,780.79	6,283.41
Fair value of stock dividend																																								17,482	72,021										2,493,930	3,015,020
Common Stock, shares authorized	800,000,000	500,000,000	500,000,000	500,000,000					500,000,000	800,000,000																									800,000,000
Common Stock, Par Value	$ 0.001		$ 0.001	$ 0.001					$ 0.001	$ 0.001
Number of preferred shares converted																																						0	0	3,003	4,645,411		9,558,112	9,558,112					0	131.56		1,823.18	22,576.18	22,576.18
Exercise price												$ 0.168	$ 0.129	$ 0.106	$ 0.168
Expected life												10 years	5 years	5 years	10 years
Expected volatility rate	28.00%		28.00%
Expected dividends	0.00%		0.00%
Risk free interest rate, minimum	0.80%		0.00%
Risk free interest rate, maximum	1.90%		1.90%
Aggregate intrinsic value of options outstanding and exercisable	1,130,000		1,369,000						1,369,000	1,130,000
Unrecognized compensation cost related to stock option	115,000		54,103						54,103	115,000
Unrecognized compensation costs related to stock options weighted average period of recognition	2 years 1 month 21 days
Non-vested options expected to vest	1,050,000
Grant date fair value of these unvested options	50,400									50,400
Conversion of convertible notes to common share	1,226,042	395,154		1,515,130					11,949,449	13,175,491
Number of common stock issued in exchange for convertible notes	9,739,912
Purchase agreement, amount of shares	8,500,000									8,500,000																					6,000,000
Period for purchase of common stock under agreement	32 months																											25 months
Amount of shares that can be sold as often as every two business days	50,000																														50,000
Issuance price of common stock per share	$ 0.10																				$ 0.108										$ 0.179	$ 0.129	$ 0.10	$ 0.11		$ 0.108	$ 0.108
Number of business days in which up to $50,000 amount of stock can be sold	2 days																											2 days
Issuance of common stock for cash, shares																					4,154,435	4,240,970	28,460,908	17,335,942	7,174,186		240,929	28,460,908	17,335,942	1,153,846				911,205		4,154,436	4,154,436											39,851								1,801.83
Proceeds from issuance of common stock									400,490	400,490											450,000													100,000		450,000	450,000
Common stock shares to be issued																																					4,154,436
Issuance of common stock for commitment fee																															1,153,846					86,535	86,535
Fair value of stock issued as commitment fee																					10,000
Number of shares to be purchased	22,307,046		22,307,046						22,307,046	22,307,046
Warrant exercise price per share																																								$ 2.00			$ 2.00
Weighted-average fair value of options granted			$ 0.05	$ 0.055
Exercise price, lower limit			$ 0.04																																											$ 0.10	$ 0.40
Exercise price, upper limit			$ 41.47																																											$ 0.45	$ 0.90
Options exercisable			29,273						29,273
Exercisable - weighted average exercise price			$ 0.26						$ 0.26
Common stock shares reserved for future issuance											40,000,000
Shares called by options			890,000						890,000		36,828,000
Percentage of outstanding shares that are fully diluted.											15.00%
Stock-based compensation expense	225,900		63,100	865,500												13,228	444,200	49,900	421,300
Additional shares issued																				86,535														19,230
Remaining value under purchase agreement	$ 4,550,000